Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other long-term liabilities [line items]
Beginning balance	$ 239,914
Increases	19,326
Used	(6,776)
Adjustment	(39,536)
Effect of movements in exchange rates	(750)
Unused amounts reversed	(4,020)
Unwinding of discount and changes in the discount rate	2,945
Ending balance	211,103
Current and non - current
Current	4,290
Non-current	206,813
Ending balance	211,103
Provision for litigations [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	9,922
Increases	77
Used	0
Adjustment	0
Effect of movements in exchange rates	(750)
Unused amounts reversed	(197)
Unwinding of discount and changes in the discount rate	0
Ending balance	9,052
Current and non - current
Current	0
Non-current	9,052
Ending balance	9,052
Provision for return condition [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	182,838
Increases	18,949
Used	(3,766)
Adjustment	(39,217)
Effect of movements in exchange rates	0
Unused amounts reversed	(1,448)
Unwinding of discount and changes in the discount rate	2,183
Ending balance	159,539
Current and non - current
Current	0
Non-current	159,539
Ending balance	159,539
Dismantling provision [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	24,981
Increases	0
Used	(784)
Adjustment	(319)
Effect of movements in exchange rates	0
Unused amounts reversed	(216)
Unwinding of discount and changes in the discount rate	762
Ending balance	24,424
Current and non - current
Current	0
Non-current	24,424
Ending balance	24,424
Other long term liabilities [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	22,173
Increases	300
Used	(2,226)
Adjustment	0
Effect of movements in exchange rates	0
Unused amounts reversed	(2,159)
Unwinding of discount and changes in the discount rate	0
Ending balance	18,088
Current and non - current
Current	4,290
Non-current	13,798
Ending balance	$ 18,088